Loans and borrowings - Disclosure of Detailed Information About Impact of the Embedded Derivative on the Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instruments	$ 0	$ 251,150
Derivative financial instrument	(98,347)	17,189	$ (22,778)
Senior Convertible Notes
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instruments	0	251,150
Derivative financial instrument	$ (98,347)	$ 17,189	$ (22,778)